Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ 10,557	$ (4,297)	$ 11,030
Other comprehensive income (loss):
Net unrealized gain on interest rate swap agreement		38
Adjustment to defined benefit plan, net of tax	50	130	(256)
Other, net of tax		(17)
Comprehensive income (loss)	$ 10,607	$ (4,146)	$ 10,774